Statements of changes in equity - USD ($) $ in Thousands	Unitholders' Capital	Retained Earnings (Deficit)	Underwriting Commissions and Issue Expenses	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2018	9,881,150
Balance as at Dec. 31, 2018	$ 98,487	$ 18,179	$ (15,149)	$ 1	$ 101,518
Proceeds from issuance of Units (note 7) (in number of units)	190,715
Proceeds from issuance of Units (note 7)	$ 2,424				2,424
Cost of redemption of Units (note 7) (in number of units)	(2,154,236)
Cost of redemption of Units (note 7)	$ (21,542)	(2,449)			(23,991)
Net income and comprehensive income for the year		37,770			37,770
Underwriting commissions and issue expenses			(12)		(12)
Balance as (in number of units) at Dec. 31, 2019	7,917,629
Balance as at Dec. 31, 2019	$ 79,369	53,500	(15,161)	1	117,709
Proceeds from issuance of Units (note 7) (in number of units)	702,185
Proceeds from issuance of Units (note 7)	$ 11,472				11,472
Cost of redemption of Units (note 7) (in number of units)	(1,598,361)
Cost of redemption of Units (note 7)	$ (15,984)	(9,562)			(25,546)
Net income and comprehensive income for the year		23,404			23,404
Underwriting commissions and issue expenses			(225)		(225)
Balance as (in number of units) at Dec. 31, 2020	7,021,453
Balance as at Dec. 31, 2020	$ 74,857	$ 67,342	$ (15,386)	$ 1	$ 126,814